Trade and other receivables (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other non-current receivables [abstract]
Accrued revenue and lease incentive			$ 73,519	$ 71,904
Other tax receivables			5,605	7,116
Payment in advance for property, plant and equipment			24,558	61,874
Withholding tax receivables			14,913
Contingent consideration receivable			2,438	6,411
Trade and other non-current receivables			121,033	147,305
Trade and other current receivables [abstract]
Net trade receivables			220,893	212,323
Other receivables			44,434	317,452
Prepaid land rent			771	1,016
Other prepaid expenses			14,521	29,979
Advance payments			10,947	33,364
Withholding tax receivables			10,258	1,362
VAT receivables			9,929	12,339
Contingent consideration receivable			1,603
Trade and other current receivables			313,356	607,835
Accrued revenue			135,700	84,900	$ 86,200
Current contract assets			$ 54,400	19,500	$ 17,700
NIGERIA
Trade and other current receivables [abstract]
Withholding tax rate			10.00%
Reversal of impairment of withholding tax receivables		$ 25,200
NIGERIA | Changes in tax rates or tax laws enacted or announced
Trade and other current receivables [abstract]
Withholding tax rate	2.00%
Maximum
Trade and other current receivables [abstract]
Non-current receivable due term			20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables			$ 237,232	233,528
Allowance for expected credit losses
Trade and other current receivables [abstract]
Net trade receivables			$ (16,339)	$ (21,205)